Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended						5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022		Jun. 30, 2021	Mar. 31, 2021		Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net sales	$ 1,289,000			$ 489,000				$ 2,766,000	$ 828,000	$ 2,855,000	$ 887,000
Cost of goods sold (exclusive of depreciation and amortization shown separately below)	(6,271,000)			(1,702,000)				(11,279,000)	(2,645,000)	(9,634,000)	(1,935,000)
Selling, general, and administrative expenses (inclusive of research and development costs)	(24,612,000)			(5,947,000)				(35,012,000)	(10,234,000)	(28,621,000)	(6,467,000)
Depreciation and amortization	(2,963,000)			(607,000)				(5,516,000)	(775,000)	(4,009,000)	(967,000)
Impairment loss	(64,252,000)							(64,252,000)		(1,051,000)
Loss from operations	(96,809,000)			(7,767,000)				(113,293,000)	(12,826,000)	(40,460,000)	(8,482,000)
Other income:
Interest (expense) income, net	(588,000)			11,000				(817,000)	166,000	(1,634,000)	(503,000)
Change in fair value of earnout liabilities	17,250,000							17,250,000
Other income	982,000			80,000				647,000	80,000	780,000	328,000
Loss from operations before income tax	(79,165,000)			(7,676,000)				(96,213,000)	(12,580,000)	(41,314,000)	(8,657,000)
Income tax benefit	533,000							1,288,000		1,331,000
Loss before equity in net loss of affiliate	(78,632,000)			(7,676,000)				(94,925,000)	(12,580,000)	(39,983,000)	(8,657,000)
Equity in net loss of affiliate	23,000							48,000		74,000
Net loss	(78,655,000)	$ (16,318,000)		(7,676,000)	$ (4,903,000)			(94,973,000)	(12,580,000)	(40,057,000)	(8,657,000)
Currency translation adjustments	(9,291,000)	(1,230,000)						(10,521,000)		(1,169,000)	(378,000)
Total comprehensive loss	$ (87,946,000)			$ (7,676,000)				$ (105,494,000)	$ (12,580,000)	$ (41,226,000)	$ (9,035,000)
Basic and diluted net loss per share, Class ordinary shares	$ (3.92)			$ (0.51)				$ (4.97)	$ (0.84)	$ (2.52)	$ (0.84)
Weighted average shares outstanding of Class ordinary shares	20,043			14,929				19,125	15,018	15,910,000	10,332,000
Agrico Acquisition Corp [Member]
General and administrative costs		386,364					$ 9,672			$ 392,649
Loss from operations		386,364					(9,672)			(392,649)
Other income:
Interest earned on cash and marketable securities held in Trust Account		6,823								19,675
Total other income		6,823								19,675
Net loss		$ (379,541)					$ (9,672)			$ (372,974)
Agrico Acquisition Corp [Member] | Common Class A [Member]
Other income:
Basic and diluted net loss per share, Class ordinary shares		$ (0.02)								$ (0.04)
Weighted average shares outstanding of Class ordinary shares		14,518,750								6,881,490
Agrico Acquisition Corp [Member] | Common Class B [Member]
Other income:
Basic and diluted net loss per share, Class ordinary shares		$ (0.02)								$ (0.04)
Weighted average shares outstanding of Class ordinary shares		3,593,750	[1]		2,291,667	[1]				3,141,695

[1]	As of March 31, 2021, excludes up to 468,750 shares subject to forfeiture to the extent that the underwriter’s over- allotment option is not exercised in full or in part. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares.